FAIR VALUE - Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Investments in debt securities AFS		$ 7,327,735	$ 7,132,632
Investments in debt securities HTM		11,871,362	8,306,417
LHFI, net	[1]	76,891,653	80,742,487
LHFS	[2]	1,586,204	1,333,953
Derivatives		671,573	1,121,980
Financial liabilities:
Trading liabilities		4,002,351	2,460,613
Derivatives		649,318	1,013,565
Level 3
Financial assets:
Equity securities		992,138
Carrying Value
Financial assets:
Cash and cash equivalents		14,373,816	18,546,918
Federal funds sold and securities purchased under resale agreements or similar arrangements		8,639,667	8,132,230
Investments in debt securities AFS		7,327,735	7,132,632
Investments in debt securities HTM		13,211,794	9,914,288
Trading securities		15,608,767	10,322,823
Equity securities		997,138	5,000
LHFI, net		76,891,653	80,742,487
LHFS		1,586,204	1,333,953
Restricted cash		5,322,087	5,029,088
MSRs		79,526	90,958
Derivatives		671,573	1,121,980
Financial liabilities:
Deposits		15,076,851	21,181,835
Federal funds purchased and securities loaned or sold under repurchase agreements		19,460,394	16,302,948
Trading liabilities		4,002,351	2,460,613
Borrowings and other debt obligations		37,102,112	44,010,910
Derivatives		649,318	1,013,565
Fair Value
Financial assets:
Cash and cash equivalents		14,373,816	18,546,918
Federal funds sold and securities purchased under resale agreements or similar arrangements		8,641,215	8,140,742
Investments in debt securities AFS		7,327,735	7,132,632
Investments in debt securities HTM		11,871,362	8,306,417
Trading securities		15,608,767	10,322,823
Equity securities		997,138	5,000
LHFI, net		77,027,910	80,633,333
LHFS		1,586,204	1,333,953
Restricted cash		5,322,087	5,029,088
MSRs		79,526	90,958
Derivatives		671,573	1,121,980
Financial liabilities:
Deposits		15,095,284	21,314,519
Federal funds purchased and securities loaned or sold under repurchase agreements		19,462,596	16,309,678
Trading liabilities		4,002,351	2,460,613
Borrowings and other debt obligations		37,746,509	44,327,760
Derivatives		649,318	1,013,565
Fair Value | Level 1
Financial assets:
Cash and cash equivalents		14,373,816	18,546,918
Federal funds sold and securities purchased under resale agreements or similar arrangements		0	0
Investments in debt securities AFS		706,403	304,440
Investments in debt securities HTM		2,087,420	584,084
Trading securities		3,538,749	2,150,785
Equity securities		0	0
LHFI, net		0	0
LHFS		0	0
Restricted cash		5,322,087	5,029,088
MSRs		0	0
Derivatives		653	485
Financial liabilities:
Deposits		0	0
Federal funds purchased and securities loaned or sold under repurchase agreements		0	0
Trading liabilities		3,727,918	2,220,496
Borrowings and other debt obligations		0	0
Derivatives		36	217
Fair Value | Level 2
Financial assets:
Cash and cash equivalents		0	0
Federal funds sold and securities purchased under resale agreements or similar arrangements		8,641,215	8,140,742
Investments in debt securities AFS		5,524,543	5,629,207
Investments in debt securities HTM		9,783,942	7,722,333
Trading securities		11,896,614	8,165,771
Equity securities		5,000	5,000
LHFI, net		381,530	208,820
LHFS		1,531,369	1,256,401
Restricted cash		0	0
MSRs		0	0
Derivatives		670,892	1,121,472
Financial liabilities:
Deposits		15,095,284	21,314,519
Federal funds purchased and securities loaned or sold under repurchase agreements		19,462,596	16,309,678
Trading liabilities		274,433	240,117
Borrowings and other debt obligations		34,363,936	38,394,469
Derivatives		648,567	1,013,296
Fair Value | Level 3
Financial assets:
Cash and cash equivalents		0	0
Federal funds sold and securities purchased under resale agreements or similar arrangements		0	0
Investments in debt securities AFS		1,096,789	1,198,985
Investments in debt securities HTM		0	0
Trading securities		173,404	6,267
Equity securities		992,138	0
LHFI, net		76,646,380	80,424,513
LHFS		54,835	77,552
Restricted cash		0	0
MSRs		79,526	90,958
Derivatives		28	23
Financial liabilities:
Deposits		0	0
Federal funds purchased and securities loaned or sold under repurchase agreements		0	0
Trading liabilities		0	0
Borrowings and other debt obligations		3,382,573	5,933,291
Derivatives		$ 715	$ 52

[1]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.
[2]	Includes $1.5 billion and $1.3 billion of loans recorded at the FVO at December 31, 2025 and December 31, 2024, respectively.